Organization and Business Operation (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 10, 2023	Apr. 20, 2023	Sep. 29, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jul. 28, 2022	Jun. 30, 2022	Jun. 29, 2022	Jun. 28, 2022
Organization and Business Operation (Details) [Line Items]
Cash and cash equivalents				$ 22,137,995		$ 2,479,146		$ 4,088,333
Accumulated deficit				(14,059,050)		(12,188,553)
Investment held in trust account				5,072,945
Loss from operations				1,900,000		$ 11.1
Gross proceeds			$ 20,100,000
Deducting amount			5,070,000.00
Paid to redeem			467,122
Common stock, per share (in Dollars per share)						$ 10
Repayment of working capital loans			700,000
Aggregate gross purchase price		$ 50,000,000		10,000,000
Net tangible assets						$ 50,000,001
Cash						$ 2,500,000
Going concern						1 year
Merger Agreement [Member]
Organization and Business Operation (Details) [Line Items]
Issuance of an unsecured promissory note			$ 300,000
Trust account				$ 45,511
Business acquisition cost of acquired						$ 20,000,000			$ 20,000,000
Series AA Preferred Stock [Member]
Organization and Business Operation (Details) [Line Items]
Preferred stock authorized (in Shares)				105,000,000		105,000,000		105,000,000
Preferred stock, shares outstanding (in Shares)				0		25,277,591				105,000,000
Series AA Preferred Stock [Member]
Organization and Business Operation (Details) [Line Items]
Preferred stock authorized (in Shares)				15,000,000		15,000,000
Common stock, per share (in Dollars per share)										$ 1
Preferred stock, shares outstanding (in Shares)			9,750,000	0		1,203,695	105,000,000			105,000,000
Cash						$ 500,000
PIPE Investment [Member]
Organization and Business Operation (Details) [Line Items]
Gross proceeds			$ 10,000,000
Subsequent Event [Member]
Organization and Business Operation (Details) [Line Items]
Net proceeds	$ 8,300,000
Credit line	$ 900,000
UPTD’s [Member]
Organization and Business Operation (Details) [Line Items]
Accumulated deficit				$ 14,100,000
Common stock, per share (in Dollars per share)			$ 10.86
Trust account			$ 3,060,000.00
Business Combination [Member]
Organization and Business Operation (Details) [Line Items]
Transaction expenses			1,600,000
Funds trust account			$ 730,000
Equity Finance [Member] | Merger Agreement [Member]
Organization and Business Operation (Details) [Line Items]
Business acquisition cost of acquired									15,000,000
Equity Linked Finance [Member] | Merger Agreement [Member]
Organization and Business Operation (Details) [Line Items]
Business acquisition cost of acquired									$ 5,000,000